UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2013



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INCOME FUND
OCTOBER 31, 2013

                                                                      (Form N-Q)

48446-1213                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME FUND
October 31, 2013 (unaudited)

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (39.2%)

             CONSUMER DISCRETIONARY (2.3%)
             -----------------------------
             APPAREL RETAIL (0.2%)
$   10,000   L Brands, Inc.                                             5.63%        2/15/2022      $   10,350
                                                                                                    ----------
             AUTOMOTIVE RETAIL (0.1%)
     5,000   O'Reilly Automotive, Inc.                                  4.63         9/15/2021           5,288
                                                                                                    ----------
             BROADCASTING (0.3%)
    10,000   NBCUniversal Media, LLC                                    5.15         4/30/2020          11,450
                                                                                                    ----------
             CABLE & SATELLITE (0.5%)
    10,000   NBCUniversal Enterprise, Inc. (a)                          1.97         4/15/2019           9,876
    10,000   Time Warner Cable, Inc.                                    6.75         7/01/2018          11,286
                                                                                                    ----------
                                                                                                        21,162
                                                                                                    ----------
             CASINOS & GAMING (0.2%)
     3,000   International Game Technology                              7.50         6/15/2019           3,545
     5,000   Marina District Finance Co., Inc.                          9.88         8/15/2018           5,463
                                                                                                    ----------
                                                                                                         9,008
                                                                                                    ----------
             EDUCATION SERVICES (0.2%)
     6,080   Princeton Theological Seminary                             4.11         7/01/2023           6,231
                                                                                                    ----------
             HOME FURNISHINGS (0.2%)
     4,886   Serta Simmons Holdings, LLC (b)                            5.00        10/01/2019           4,924
     4,248   Tempur-Pedic International, Inc. (b)                       3.50         3/18/2020           4,253
                                                                                                    ----------
                                                                                                         9,177
                                                                                                    ----------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
     5,000   Hyatt Hotels Corp.                                         3.38         7/15/2023           4,724
     5,328   Royal Caribbean Cruises Ltd.                               6.88        12/01/2013           5,362
                                                                                                    ----------
                                                                                                        10,086
                                                                                                    ----------
             MOVIES & ENTERTAINMENT (0.1%)
     1,105   Metropolitan Opera Assoc., Inc.                            1.79        10/01/2017           1,129
     2,235   Metropolitan Opera Assoc., Inc.                            2.14        10/01/2018           2,274
     2,285   Metropolitan Opera Assoc., Inc.                            2.39        10/01/2019           2,338
                                                                                                    ----------
                                                                                                         5,741
                                                                                                    ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
     5,000   Hillenbrand, Inc.                                          5.50         7/15/2020           5,325
                                                                                                    ----------
             SPECIALTY STORES (0.2%)
     8,910   Harbor Freight Tools USA, Inc. (b)                         4.75         7/26/2019           9,041
                                                                                                    ----------
             Total Consumer Discretionary                                                              102,859
                                                                                                    ----------
             CONSUMER STAPLES (1.9%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
     4,000   Bunge Ltd. Finance Co.                                     8.50         6/15/2019           5,002
                                                                                                    ----------
             DRUG RETAIL (0.5%)
     8,142   CVS Pass-Through Trust                                     6.04        12/10/2028           9,120

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1  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$    4,613   CVS Pass-Through Trust (a)                                 7.51%        1/10/2032      $    5,604
     4,796   CVS Pass-Through Trust (a)                                 5.93         1/10/2034           5,313
                                                                                                    ----------
                                                                                                        20,037
                                                                                                    ----------
             HOUSEHOLD PRODUCTS (0.1%)
     3,667   Spectrum Brands Holdings, Inc. (b)                         4.50        12/17/2019           3,687
                                                                                                    ----------
             HYPERMARKETS & SUPER CENTERS (0.4%)
    20,000   Costco Wholesale Corp.                                     1.70        12/15/2019          19,525
                                                                                                    ----------
             PACKAGED FOODS & MEAT (0.5%)
     3,990   H.J. Heinz Co. (b)                                         3.50         6/05/2020           4,025
    10,000   Kraft Foods Group, Inc.                                    3.50         6/06/2022           9,965
    10,000   Smucker (J.M.) Co.                                         3.50        10/15/2021          10,126
                                                                                                    ----------
                                                                                                        24,116
                                                                                                    ----------
             PERSONAL PRODUCTS (0.1%)
     3,277   Prestige Brands, Inc. (b)                                  3.78         1/31/2019           3,302
                                                                                                    ----------
             SOFT DRINKS (0.1%)
     5,000   PepsiCo, Inc.                                              7.90        11/01/2018           6,376
                                                                                                    ----------
             TOBACCO (0.1%)
     5,000   Lorillard Tobacco Co.                                      2.30         8/21/2017           5,055
                                                                                                    ----------
             Total Consumer Staples                                                                     87,100
                                                                                                    ----------
             ENERGY (5.7%)
             -------------
             COAL & CONSUMABLE FUELS (0.2%)
     5,000   Peabody Energy Corp.                                       6.00        11/15/2018           5,300
     4,000   Peabody Energy Corp.                                       6.50         9/15/2020           4,240
                                                                                                    ----------
                                                                                                         9,540
                                                                                                    ----------
             INTEGRATED OIL & GAS (0.1%)
     5,000   Hess Corp.                                                 8.13         2/15/2019           6,307
                                                                                                    ----------
             OIL & GAS DRILLING (0.3%)
     5,000   Rowan Companies, Inc.                                      7.88         8/01/2019           6,103
     5,000   Rowan Companies, Inc.                                      4.88         6/01/2022           5,175
                                                                                                    ----------
                                                                                                        11,278
                                                                                                    ----------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
     5,000   Baker Hughes, Inc.                                         7.50        11/15/2018           6,286
                                                                                                    ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.4%)
     5,000   Anadarko Petroleum Corp.                                   5.95         9/15/2016           5,652
     5,000   Chesapeake Energy Corp. (b)                                5.75        12/01/2017           5,118
    10,000   Chesapeake Energy Corp.                                    6.13         2/15/2021          10,975
     5,000   Denbury Resources, Inc.                                    4.63         7/15/2023           4,638
     4,000   EQT Corp.                                                  8.13         6/01/2019           4,932
     5,000   Forest Oil Corp.                                           7.25         6/15/2019           5,075
     3,000   Newfield Exploration Co.                                   5.75         1/30/2022           3,165
     5,000   Noble Energy, Inc.                                         8.25         3/01/2019           6,300
     5,000   QEP Resources, Inc.                                        6.88         3/01/2021           5,375
     5,000   Samson Investment Co. (b)                                  6.00         9/25/2018           5,048
     5,000   WPX Energy, Inc. (a)                                       5.25         1/15/2017           5,362
                                                                                                    ----------
                                                                                                        61,640
                                                                                                    ----------
             OIL & GAS REFINING & MARKETING (0.2%)
     5,000   Valero Energy Corp. (c)                                    9.38         3/15/2019           6,534
                                                                                                    ----------
             OIL & GAS STORAGE & TRANSPORTATION (3.4%)
     5,000   DCP Midstream, LLC (a)                                     9.70        12/01/2013           5,031
    15,000   DCP Midstream, LLC (a)                                     5.85         5/21/2043          14,100
     4,000   Enbridge Energy Partners, LP                               8.05        10/01/2037           4,514
     3,000   Energy Transfer Partners, LP                               9.00         4/15/2019           3,843
     7,000   Energy Transfer Partners, LP                               5.20         2/01/2022           7,545

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$   20,010   Energy Transfer Partners, LP (a)                           3.29% (d)   11/01/2066      $   18,209
    10,000   Enterprise Products Operating, LLC (c)                     6.30         9/15/2017          11,624
     5,000   Enterprise Products Operating, LLC                         5.20         9/01/2020           5,635
     5,000   Enterprise Products Operating, LLC                         7.03         1/15/2068           5,530
     5,000   NGPL PipeCo, LLC (a)                                       7.12        12/15/2017           4,750
    10,000   NuStar Logistics, LP                                       8.15         4/15/2018          11,250
     5,000   Oneok Partners, LP                                         8.63         3/01/2019           6,383
     5,000   Plains All American Pipeline, LP                           6.50         5/01/2018           5,920
     3,000   Plains All American Pipeline, LP                           8.75         5/01/2019           3,878
     5,000   Questar Pipeline Co.                                       5.83         2/01/2018           5,780
     7,000   Regency Energy Partners (a)                                4.50        11/01/2023           6,510
    10,000   Sabine Pass LNG, LP                                        7.50        11/30/2016          11,212
    10,000   TC PipeLines, LP                                           4.65         6/15/2021          10,284
    10,000   Western Gas Partners, LP                                   5.38         6/01/2021          10,795
                                                                                                    ----------
                                                                                                       152,793
                                                                                                    ----------
             Total Energy                                                                              254,378
                                                                                                    ----------
             FINANCIALS (16.3%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
     5,000   Bank of New York Mellon                                    2.40         1/17/2017           5,176
    10,000   Bank of New York Mellon                                    1.30         1/25/2018           9,851
     2,950   Mellon Funding Corp.                                       0.41 (d)     5/15/2014           2,952
    18,725   State Street Capital Trust IV                              1.25 (d)     6/15/2037          14,898
                                                                                                    ----------
                                                                                                        32,877
                                                                                                    ----------
             CONSUMER FINANCE (0.9%)
    10,000   American Express Credit Corp.                              1.10 (d)     6/24/2014          10,049
    10,000   Capital One Financial Corp.                                4.75         7/15/2021          10,781
    10,000   Caterpillar Financial Services, Corp.                      1.25        11/06/2017           9,886
     5,000   Credit Acceptance Corp.                                    9.13         2/01/2017           5,300
     5,000   Ford Motor Credit Co., LLC                                 4.25         2/03/2017           5,403
                                                                                                    ----------
                                                                                                        41,419
                                                                                                    ----------
             DIVERSIFIED BANKS (0.5%)
     7,000   HSBC USA, Inc.                                             2.38         2/13/2015           7,164
    15,000   USB Realty Corp. (a)                                       1.39 (d)             -(e)       12,975
                                                                                                    ----------
                                                                                                        20,139
                                                                                                    ----------
             INVESTMENT BANKING & BROKERAGE (0.2%)
    10,000   Morgan Stanley                                             4.88        11/01/2022          10,313
                                                                                                    ----------
             LIFE & HEALTH INSURANCE (2.7%)
    10,000   Forethought Financial Group (a)                            8.63         4/15/2021          11,180
    10,000   Lincoln National Corp.                                     4.20         3/15/2022          10,438
     5,000   Lincoln National Corp.                                     7.00         5/17/2066           5,187
    15,000   Met Life Global Funding I (a)                              0.66 (d)    12/12/2013          15,009
    10,000   Metlife, Inc.                                              4.13         8/13/2042           9,140
    10,000   New York Life Global Funding (a)                           0.50 (d)     4/04/2014          10,015
    10,000   New York Life Global Funding (a)                           1.30         1/12/2015          10,091
     4,000   Ohio National Financial Services, Inc. (a)                 6.38         4/30/2020           4,558
     5,000   Ohio National Financial Services, Inc. (a)                 6.63         5/01/2031           5,786
    10,000   Primerica, Inc.                                            4.75         7/15/2022          10,569
     5,000   Prudential Financial, Inc.                                 5.63         6/15/2043           5,006
     5,000   Prudential Holdings, LLC (a)                               7.25        12/18/2023           6,082
    15,700   StanCorp Financial Group, Inc.                             5.00         8/15/2022          15,901
     2,000   StanCorp Financial Group, Inc.                             6.90         6/01/2067           2,005
                                                                                                    ----------
                                                                                                       120,967
                                                                                                    ----------
             MULTI-LINE INSURANCE (1.3%)
    17,500   Genworth Holdings, Inc.                                    6.15        11/15/2066          15,911
    16,000   Glen Meadow Pass-Through Trust (a)                         6.51         2/12/2067          15,440
     5,000   HCC Insurance Holdings, Inc.                               6.30        11/15/2019           5,878
    10,000   Loews Corp.                                                2.63         5/15/2023           9,275

================================================================================

3  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$   11,005   Nationwide Mutual Insurance Co. (a)                        5.81%       12/15/2024      $   11,211
                                                                                                    ----------
                                                                                                        57,715
                                                                                                    ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
     6,000   Bank of America Corp.                                      8.00                  -(e)       6,676
     5,000   Bank of America, N.A.                                      6.10          6/15/2017          5,696
        80   Citigroup Capital XIII                                     7.88         10/30/2040          2,205
    10,000   Citigroup, Inc.                                            4.45          1/10/2017         10,882
     4,000   Farm Credit Bank of Texas                                  7.56                  -(e)       4,010
    15,000   GECC/LJ VP Holdings, LLC (a)                               3.80          6/18/2019         15,882
     5,000   General Electric Capital Corp.                             6.25                  -(e)       5,234
     9,000   General Electric Capital Corp.                             6.38         11/15/2067          9,799
    10,000   ILFC E-Capital Trust I (a)                                 5.35 (d)     12/21/2065          8,875
     3,000   JPMorgan Chase & Co.                                       7.90                  -(e)       3,311
     2,610   JPMorgan Chase Bank N.A.                                   6.00         10/01/2017          3,011
     5,000   JPMorgan Chase Capital XXI                                 1.22 (d)      2/02/2037          3,700
                                                                                                    ----------
                                                                                                        79,281
                                                                                                    ----------
             PROPERTY & CASUALTY INSURANCE (2.3%)
     2,000   Allstate Corp.                                             6.13          5/15/2037          2,102
     5,000   Allstate Corp.                                             5.75          8/15/2053          5,122
    10,000   Am Trust Financial Services, Inc. (a)                      6.13          8/15/2023         10,150
     1,000   Assured Guaranty U.S. Holdings, Inc.                       6.40         12/15/2066            867
    15,000   Berkshire Hathaway Finance Corp.                           4.85          1/15/2015         15,792
    10,000   Berkshire Hathaway Finance Corp.                           1.30          5/15/2018          9,850
    20,050   Chubb Corp.                                                6.38          3/29/2067         21,955
    10,000   Ironshore Holdings, Inc. (a)                               8.50          5/15/2020         11,661
     5,000   Lubrizol Corp.                                             8.88          2/01/2019          6,647
    14,538   Progressive Corp.                                          6.70          6/15/2037         15,810
     5,000   Travelers Companies, Inc.                                  6.25          3/15/2037          5,325
                                                                                                    ----------
                                                                                                       105,281
                                                                                                    ----------
             REGIONAL BANKS (1.6%)
    10,000   BB&T Corp.                                                 0.94 (d)      4/28/2014         10,026
     5,000   Chittenden Corp.                                           0.95 (d)      2/14/2017          4,906
     5,000   Fifth Third Capital Trust IV                               6.50          4/15/2037          4,956
     3,500   First Maryland Capital Trust I                             1.24 (d)      1/15/2027          2,940
    10,000   First Niagara Financial Group, Inc.                        7.25         12/15/2021         11,741
    10,000   FirstMerit Corp.                                           4.35          2/04/2023         10,054
     7,000   PNC Bank NA                                                4.20         11/01/2025          7,093
     3,000   PNC Financial Services                                     2.85         11/09/2022          2,820
     5,000   Susquehanna Bancshares                                     5.38          8/15/2022          4,947
    10,000   TCF National Bank                                          6.25          6/08/2022         10,733
                                                                                                    ----------
                                                                                                        70,216
                                                                                                    ----------
             REINSURANCE (0.3%)
    10,000   Alterra Finance, LLC                                       6.25          9/30/2020         11,373
                                                                                                    ----------
             REITs - DIVERSIFIED (0.3%)
     5,000   Liberty Property, LP                                       6.63         10/01/2017          5,770
    10,000   Washington REIT                                            3.95         10/15/2022          9,801
                                                                                                    ----------
                                                                                                        15,571
                                                                                                    ----------
             REITs - INDUSTRIAL (0.1%)
     5,000   ProLogis LP                                                7.38         10/30/2019          6,201
                                                                                                    ----------
             REITs - OFFICE (1.5%)
     5,000   Alexandria Real Estate Equities, Inc.                      4.60          4/01/2022          5,130
     5,000   BioMed Realty, LP                                          3.85          4/15/2016          5,257
     5,000   BioMed Realty, LP (a)                                      6.13          4/15/2020          5,623
     8,034   Boston Properties, LP                                      3.70         11/15/2018          8,542
    10,000   Boston Properties, LP                                      5.88         10/15/2019         11,669
     5,000   Boston Properties, LP                                      3.85          2/01/2023          5,012
    10,000   Columbia Property Trust Operating Partnership, LP          5.88          4/01/2018         10,557
     5,000   CommonWealth REIT                                          5.75         11/01/2015          5,261

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$    3,000   Mack-Cali Realty, LP                                       7.75%        8/15/2019      $    3,659
     6,000   Reckson Operating Partnership, LP                          5.88         8/15/2014           6,199
                                                                                                    ----------
                                                                                                        66,909
                                                                                                    ----------
             REITs - RESIDENTIAL (0.2%)
     7,000   UDR, Inc.                                                  4.63         1/10/2022           7,334
                                                                                                    ----------
             REITs - RETAIL (0.8%)
     3,000   Federal Realty Investment Trust                            5.90         4/01/2020           3,462
     7,000   Federal Realty Investment Trust                            3.00         8/01/2022           6,603
    10,000   Federal Realty Investment Trust                            2.75         6/01/2023           9,112
     5,000   National Retail Properties, Inc.                           6.88        10/15/2017           5,844
     2,000   Regency Centers, LP                                        6.00         6/15/2020           2,265
    10,000   Simon Property Group, LP                                   4.13        12/01/2021          10,595
                                                                                                    ----------
                                                                                                        37,881
                                                                                                    ----------
             REITs - SPECIALIZED (0.7%)
     5,000   Aviv Healthcare Properties, LP                             7.75         2/15/2019           5,419
     4,000   EPR Properties                                             7.75         7/15/2020           4,653
    10,000   Health Care REIT, Inc.                                     6.13         4/15/2020          11,534
    10,000   Ventas Realty, LP                                          4.00         4/30/2019          10,613
                                                                                                    ----------
                                                                                                        32,219
                                                                                                    ----------
             SPECIALIZED FINANCE (0.2%)
    10,000   National Rural Utilities Cooperative Finance
               Corp.                                                    4.75         4/30/2043           9,363
                                                                                                    ----------
             THRIFTS & MORTGAGE FINANCE (0.2%)
    10,000   People's United Financial, Inc.                            3.65        12/06/2022           9,685
                                                                                                    ----------
             Total Financials                                                                          734,744
                                                                                                    ----------
             HEALTH CARE (1.0%)
             ------------------
             HEALTH CARE EQUIPMENT (0.2%)
    10,000   Covidien International Finance SA                          2.95         6/15/2023           9,532
                                                                                                    ----------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
    10,065   Thermo Fisher Scientific                                   3.60         8/15/2021          10,052
                                                                                                    ----------
             PHARMACEUTICALS (0.6%)
    15,000   Abbvie, Inc.                                               1.75        11/06/2017          15,060
    10,000   Genentech, Inc.                                            4.75         7/15/2015          10,712
                                                                                                    ----------
                                                                                                        25,772
                                                                                                    ----------
             Total Health Care                                                                          45,356
                                                                                                    ----------
             INDUSTRIALS (3.2%)
             ------------------
             AIRLINES (1.4%)
     2,556   America West Airlines, Inc. Pass-Through Trust             6.87         1/02/2017           2,684
     4,014   Continental Airlines, Inc. Pass-Through Trust              9.00         7/08/2016           4,556
     3,000   Continental Airlines, Inc. Pass-Through Trust              5.50         4/29/2022           3,008
     9,754   Continental Airlines, Inc. Pass-Through Trust              4.15         4/11/2024           9,681
     5,000   Continental Airlines, Inc. Pass-Through Trust              4.00        10/29/2024           4,850
    15,000   Hawaiian Airlines, Inc. Pass-Through Trust                 3.90         1/15/2026          13,762
     3,126   UAL Pass-Through Trust                                     2.66 (d)     7/02/2014           3,126
     5,000   United Airlines, Inc. Pass-Through Trust                   4.30         8/15/2025           4,912
     4,193   US Airways Group, Inc. Pass-Through Trust                  6.25         4/22/2023           4,445
    10,000   US Airways Group, Inc. Pass-Through Trust                  3.95        11/15/2025           9,500
                                                                                                    ----------
                                                                                                        60,524
                                                                                                    ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
     5,000   Paccar, Inc.                                               6.88         2/15/2014           5,089
     5,063   Terex Corp. (b)                                            4.50         4/28/2017           5,095
                                                                                                    ----------
                                                                                                        10,184
                                                                                                    ----------

================================================================================

5  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
$    7,000   Eaton Corp. (a)                                            2.75%       11/02/2022      $    6,578
                                                                                                    ----------
             INDUSTRIAL CONGLOMERATES (0.4%)
    10,000   Danaher Corp. (c)                                          5.63         1/15/2018          11,558
     7,263   Tomkins, LLC (b)                                           3.75         9/29/2016           7,299
                                                                                                    ----------
                                                                                                        18,857
                                                                                                    ----------
             INDUSTRIAL MACHINERY (0.0%)
     1,500   SPX Corp.                                                  6.88         9/01/2017           1,693
                                                                                                    ----------
             RAILROADS (0.5%)
     2,058   CSX Transportation, Inc.                                   9.75         6/15/2020           2,807
     2,842   Norfolk Southern Railway Co. (c)                           9.75         6/15/2020           3,919
    10,000   TTX Co. (a)                                                5.40         2/15/2016          10,778
     5,000   Union Pacific Corp.                                        7.88         1/15/2019           6,269
                                                                                                    ----------
                                                                                                        23,773
                                                                                                    ----------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
    10,000   United Rentals North America, Inc.                         5.75         7/15/2018          10,775
                                                                                                    ----------
             TRUCKING (0.3%)
     3,000   ERAC USA Finance, LLC (a)                                  6.38        10/15/2017           3,500
     5,000   ERAC USA Finance, LLC (a)                                  3.30        10/15/2022           4,824
     5,000   Penske Truck Leasing Co., LP / PTL Finance
               Corp. (a)                                                3.38         3/15/2018           5,155
                                                                                                    ----------
                                                                                                        13,479
                                                                                                    ----------
             Total Industrials                                                                         145,863
                                                                                                    ----------
             INFORMATION TECHNOLOGY (0.6%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.1%)
     5,000   Harris Corp.                                               5.95        12/01/2017           5,589
                                                                                                    ----------
             COMPUTER HARDWARE (0.1%)
     5,000   Dell Inc. (b)                                              4.50         4/30/2020           4,978
                                                                                                    ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     5,000   FLIR Systems, Inc.                                         3.75         9/01/2016           5,212
                                                                                                    ----------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
     5,000   Activision Blizzard, Inc. (b)                              3.25        10/11/2020           5,024
                                                                                                    ----------
             IT CONSULTING & OTHER SERVICES (0.2%)
     5,000   IBM Corp.                                                  7.63        10/15/2018           6,367
                                                                                                    ----------
             Total Information Technology                                                               27,170
                                                                                                    ----------
             MATERIALS (2.0%)
             ----------------
             DIVERSIFIED CHEMICALS (0.3%)
    15,000   E.I. Du Pont De Nemours                                    2.80         2/15/2023          14,245
                                                                                                    ----------
             METAL & GLASS CONTAINERS (0.4%)
     3,000   Ball Corp.                                                 5.00         3/15/2022           3,037
     3,883   Greif, Inc.                                                6.75         2/01/2017           4,320
     9,900   Reynolds Group Holdings, Inc. (b)                          4.75         9/28/2018          10,000
                                                                                                    ----------
                                                                                                        17,357
                                                                                                    ----------
             PAPER PACKAGING (0.2%)
    10,000   Sealed Air Corp. (a)                                       6.88         7/15/2033           9,450
                                                                                                    ----------
             PAPER PRODUCTS (0.2%)
     2,000   Clearwater Paper Corp.                                     7.13        11/01/2018           2,160
     5,000   Mercer International, Inc.                                 9.50        12/01/2017           5,450
                                                                                                    ----------
                                                                                                         7,610
                                                                                                    ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             SPECIALTY CHEMICALS (0.5%)
$    5,000   Cytec Industries, Inc.                                     8.95%        7/01/2017      $    5,958
    15,000   RPM International, Inc. (c)                                6.13        10/15/2019          17,143
                                                                                                    ----------
                                                                                                        23,101
                                                                                                    ----------
             STEEL (0.4%)
     5,000   Allegheny Technologies, Inc.                               9.38         6/01/2019           6,143
    10,000   Allegheny Technologies, Inc.                               5.95         1/15/2021          10,618
                                                                                                    ----------
                                                                                                        16,761
                                                                                                    ----------
             Total Materials                                                                            88,524
                                                                                                    ----------
             TELECOMMUNICATION SERVICES (1.6%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
    10,000   Centel Capital Corp.                                       9.00        10/15/2019          12,169
    10,000   CenturyLink, Inc.                                          5.80         3/15/2022           9,950
     8,409   Frontier Communications Corp.                              7.88         1/15/2027           8,367
     5,000   Qwest Communications International                         7.13         4/01/2018           5,194
     5,000   Qwest Corp.                                                6.75        12/01/2021           5,464
    15,000   Verizon Communications, Inc.                               4.50         9/15/2020          16,260
                                                                                                    ----------
                                                                                                        57,404
                                                                                                    ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.3%)
     5,000   Cellco Partnership/Verizon Wireless                        8.50        11/15/2018           6,440
    10,000   Crown Castle International Corp.                           5.25         1/15/2023           9,950
                                                                                                    ----------
                                                                                                        16,390
                                                                                                    ----------
             Total Telecommunication Services                                                           73,794
                                                                                                    ----------
             UTILITIES (4.6%)
             ----------------
             ELECTRIC UTILITIES (2.0%)
     5,000   Cleveland Electric Illuminating Co.                        8.88        11/15/2018           6,425
     3,500   Duquesne Light Holdings, Inc. (a)                          5.90        12/01/2021           3,950
     4,000   Entergy Arkansas, Inc.                                     3.05         6/01/2023           3,833
     3,000   Entergy Mississippi, Inc.                                  4.95         6/01/2018           2,992
       711   FPL Energy American Wind (a)                               6.64         6/20/2023             697
     5,000   Gulf Power Co.                                             4.90        10/01/2014           5,161
     5,000   Nevada Power Co.                                           7.13         3/15/2019           6,223
     4,000   NextEra Energy Capital Holdings, Inc.                      6.65         6/15/2067           4,103
     5,000   NextEra Energy Capital Holdings, Inc.                      7.30         9/01/2067           5,355
     5,000   Oglethorpe Power Corp.                                     6.10         3/15/2019           5,893
     5,000   Otter Tail Corp.                                           9.00        12/15/2016           5,821
    20,000   PPL Capital Funding, Inc.                                  6.70         3/30/2067          20,215
     5,000   South Carolina Electric & Gas Co.                          5.30         5/15/2033           5,387
    10,000   Southern California Edison Co.                             6.25                 -(e)       10,495
     4,438   Tri-State General & Transport Association Pass-
               Through Trust (a)                                        6.04         1/31/2018           4,755
                                                                                                    ----------
                                                                                                        91,305
                                                                                                    ----------
             GAS UTILITIES (1.1%)
     8,000   AGL Capital Corp.                                          6.38         7/15/2016           9,028
     4,000   Atmos Energy Corp.                                         8.50         3/15/2019           5,161
    10,000   Florida Gas Transmission Co. (a)                           5.45         7/15/2020          11,048
     8,000   Gulfstream Natural Gas System, LLC (a)                     5.56        11/01/2015           8,680
    10,000   National Fuel Gas Co.                                      4.90        12/01/2021          10,656
     5,000   Southern Star Central Gas Pipeline, Inc. (a)               6.00         6/01/2016           5,415
                                                                                                    ----------
                                                                                                        49,988
                                                                                                    ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     5,000   AES Corp.                                                  4.88         5/15/2023           4,812
                                                                                                    ----------
             MULTI-UTILITIES (1.4%)
     5,000   Ameren Illinois Co.                                        9.75        11/15/2018           6,712
     5,000   Black Hills Corp.                                          9.00         5/15/2014           5,201

================================================================================

7  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$    5,000   Black Hills Corp.                                           5.88%       7/15/2020      $    5,540
     5,000   Nisource Finance Corp.                                     10.75        3/15/2016           5,960
     5,000   Northwestern Corp.                                          6.34        4/01/2019           5,989
    10,000   Puget Sound Energy, Inc.                                    6.97        6/01/2067          10,524
    20,000   Wisconsin Energy Corp.                                      6.25        5/15/2067          20,516
                                                                                                    ----------
                                                                                                        60,442
                                                                                                    ----------
             Total Utilities                                                                           206,547
                                                                                                    ----------
             Total Corporate Obligations (cost: $1,668,902)                                          1,766,335
                                                                                                    ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (21.6%)

             CONSUMER DISCRETIONARY (0.9%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.8%)
    10,000   American Honda Finance Corp. (a)                            7.63       10/01/2018          12,517
     8,000   Daimler Finance N.A., LLC (a)                               1.02 (d)    4/10/2014           8,022
     5,000   Daimler Finance N.A., LLC (a)                               1.65        4/10/2015           5,055
     5,000   Daimler Finance N.A., LLC (a)                               1.88        1/11/2018           4,978
     5,000   Daimler Finance N.A., LLC (a)                               2.25        7/31/2019           4,929
                                                                                                    ----------
                                                                                                        35,501
                                                                                                    ----------
             PUBLISHING (0.1%)
     7,000   Pearson Funding Four plc (a)                                3.75        5/08/2022           6,817
                                                                                                    ----------
             Total Consumer Discretionary                                                               42,318
                                                                                                    ----------

             CONSUMER STAPLES (0.4%)
             -----------------------
             DISTILLERS & VINTNERS (0.2%)
    10,000   Pernod Ricard SA (a)                                        4.25        7/15/2022          10,205
                                                                                                    ----------
             PACKAGED FOODS & MEAT (0.2%)
    10,000   Kerry Group Financial Services (a)                          3.20        4/09/2023           9,363
                                                                                                    ----------
             Total Consumer Staples                                                                     19,568
                                                                                                    ----------
             ENERGY (2.4%)
             -------------
             INTEGRATED OIL & GAS (0.7%)
    10,000   BP Capital Markets plc                                      1.63        8/17/2017          10,005
     4,000   Husky Energy, Inc.                                          7.25       12/15/2019           4,934
    10,000   Petrobras Global Finance                                    3.00        1/15/2019           9,541
    10,000   Shell International Finance                                 3.63        8/21/2042           8,710
                                                                                                    ----------
                                                                                                        33,190
                                                                                                    ----------
             OIL & GAS DRILLING (0.5%)
     3,000   Nabors Industries, Inc.                                     9.25        1/15/2019           3,737
     7,000   Nabors Industries, Inc.                                     4.63        9/15/2021           7,095
    10,000   Noble Holding International Ltd.                            4.90        8/01/2020          10,772
                                                                                                    ----------
                                                                                                        21,604
                                                                                                    ----------
             OIL & GAS EQUIPMENT & SERVICES (0.3%)
     5,000   Weatherford Bermuda                                         9.63        3/01/2019           6,386
     5,000   Weatherford Bermuda                                         4.50        4/15/2022           5,066
                                                                                                    ----------
                                                                                                        11,452
                                                                                                    ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     5,000   Canadian Natural Resources Ltd.                             5.70        5/15/2017           5,683
     3,500   Talisman Energy, Inc.                                       7.75        6/01/2019           4,143
    10,000   Woodside Finance Ltd. (a)                                   8.75        3/01/2019          12,907
                                                                                                    ----------
                                                                                                        22,733
                                                                                                    ----------
             OIL & GAS REFINING & MARKETING (0.1%)
     5,000   GS Caltex Corp. (a)                                         5.50       10/15/2015           5,395
                                                                                                    ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
$   14,124   TransCanada Pipelines Ltd.                                 6.35%        5/15/2067      $   14,680
                                                                                                    ----------
             Total Energy                                                                              109,054
                                                                                                    ----------
             FINANCIALS (10.4%)
             ------------------
             DIVERSIFIED BANKS (6.5%)
    10,000   Banco Santander Chile (a)                                  2.26 (d)     2/14/2014           9,981
     6,000   Banco Santander Chile (a)                                  5.38        12/09/2014           6,268
    10,000   Bank of Montreal (a)                                       2.85         6/09/2015          10,385
    10,000   Bank of Montreal                                           2.50         1/11/2017          10,403
    10,000   Bank of Nova Scotia                                        0.69 (d)     2/27/2014          10,018
    10,000   Bank of Nova Scotia                                        1.85         1/12/2015          10,165
     5,000   Barclays Bank plc (a)                                      6.05        12/04/2017           5,645
     5,000   BNP Paribas (a)                                            7.20                 -(e)        5,231
     4,609   Canadian Imperial Bank (a)                                 7.26         4/10/2032           5,593
     5,000   Caribbean Development Bank (a)                             4.38        11/09/2027           4,989
    10,000   Commonwealth Bank of Australia (a)                         0.98 (d)     3/17/2014          10,030
    10,000   Commonwealth Bank of Australia                             1.95         3/16/2015          10,205
    15,000   DNB Bank ASA (a)                                           3.20         4/03/2017          15,766
    10,000   DNB Boligkreditt AS (a)                                    2.90         3/29/2016          10,498
     5,000   HBOS plc (a)                                               6.75         5/21/2018           5,648
    25,000   HSBC Bank plc                                              0.63 (d)             -(e)       15,469
    10,000   LBG Capital No.1 plc                                       8.00                 -(e)       10,660
    10,000   National Australia Bank Ltd. (a)                           0.97 (d)     4/11/2014          10,031
     5,000   National Australia Bank Ltd. (a)                           1.19 (d)     7/25/2014           5,037
     5,000   National Australia Bank Ltd.                               2.00         3/09/2015           5,101
     5,000   National Australia Bank Ltd.                               3.00         1/20/2023           4,748
     5,000   Nordea Bank AB (a)                                         1.14 (d)     1/14/2014           5,010
     5,000   Nordea Bank AB (a)                                         2.25         3/20/2015           5,112
    10,000   Rabobank Nederland                                         3.38         1/19/2017          10,667
    10,000   Rabobank Nederland                                         3.88         2/08/2022          10,196
    10,000   Rabobank Nederland                                         3.95        11/09/2022           9,793
    10,000   Royal Bank of Canada                                       0.94 (d)    10/30/2014          10,070
     5,000   Royal Bank of Scotland Group plc                           6.13        12/15/2022           5,187
     2,500   Standard Chartered Bank (a)                                6.40         9/26/2017           2,875
    10,000   Sumitomo Mitsui Banking Corp. (a)                          1.19 (d)     7/22/2014          10,054
    10,000   Swedbank AB (a)                                            1.75         3/12/2018           9,903
    10,000   Swedbank Hypotek AB (a)                                    0.70 (d)     3/28/2014          10,019
    10,000   Westpac Banking Corp. (a)                                  1.49 (d)     1/30/2014          10,036
    10,000   Westpac Banking Corp. (a)                                  0.98 (d)     3/31/2014          10,034
    10,000   Westpac Banking Corp. (a)                                  2.45        11/28/2016          10,435
                                                                                                    ----------
                                                                                                       301,262
                                                                                                    ----------
             DIVERSIFIED CAPITAL MARKETS (0.4%)
     5,000   Credit Suisse Group, AG                                    5.50         5/01/2014           5,126
     4,000   Credit Suisse Guernsey (a)                                 1.63         3/06/2015           4,061
    10,000   UBS AG London (a)                                          1.88         1/23/2015          10,172
                                                                                                    ----------
                                                                                                        19,359
                                                                                                    ----------
             LIFE & HEALTH INSURANCE (0.2%)
     7,000   Great-West Life & Annuity Insurance Capital, LP (a)        7.15         5/16/2046           7,385
                                                                                                    ----------
             MULTI-LINE INSURANCE (0.4%)
    15,000   ZFS Finance USA Trust II (a)                               6.45        12/15/2065          16,162
                                                                                                    ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
    15,000   ING Bank N.V. (a)                                          3.75         3/07/2017          15,876
     5,000   ING Capital Funding Trust III                              3.85 (d)             -(e)        4,963
    20,000   KFW                                                        0.32 (d)     3/13/2015          20,014
     5,000   Santander UK plc (a),(f)                                   5.00        11/07/2023           4,984
                                                                                                    ----------
                                                                                                        45,837
                                                                                                    ----------

================================================================================

9  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             PROPERTY & CASUALTY INSURANCE (1.0%)
$   19,300   Oil Insurance Ltd. (a)                                     3.23% (d)            -(e)   $   17,763
    20,000   QBE Capital Funding III Ltd. (a)                           7.25         5/24/2041          21,081
     5,000   XL Group plc                                               6.50                 -(e)        4,930
                                                                                                    ----------
                                                                                                        43,774
                                                                                                    ----------
             REGIONAL BANKS (0.3%)
     5,000   Kaupthing Bank hf, acquired 6/22/2006; cost
               $4,942(a),(g),(h),(i)                                    7.13         5/19/2016              --
    15,000   RBS Citizens Financial Group, Inc. (a)                     4.15         9/28/2022          14,760
                                                                                                    ----------
                                                                                                        14,760
                                                                                                    ----------
             REINSURANCE (0.4%)
    15,000   Swiss Re Capital I, LP (a)                                 6.85                 -(e)       16,050
                                                                                                    ----------
             REITs - RESIDENTIAL (0.1%)
     5,000   Deutsche Annington Finance BV (a)                          3.20        10/02/2017           5,139
                                                                                                    ----------
             Total Financials                                                                          469,728
                                                                                                    ----------
             GOVERNMENT (0.8%)
             -----------------
             FOREIGN GOVERNMENT (0.8%)
    25,000   Region of Lombardy (c)                                     5.80        10/25/2032          23,269
    10,000   Republic of Poland                                         5.25         1/15/2014          10,100
                                                                                                    ----------
                                                                                                        33,369
                                                                                                    ----------
             Total Government                                                                           33,369
                                                                                                    ----------
             HEALTH CARE (0.6%)
             ------------------
             PHARMACEUTICALS (0.6%)
     5,000   Teva Pharmaceutical Finance III B.V.                       0.75 (d)     3/21/2014           5,005
     5,000   Teva Pharmaceutical Finance Co. B.V.                       1.17 (d)    11/08/2013           5,000
     4,556   Roche Holdings, Inc. (a)                                   6.00         3/01/2019           5,450
     9,875   Valeant Pharmaceuticals International, Inc. (b)            3.75         2/13/2019           9,976
                                                                                                    ----------
                                                                                                        25,431
                                                                                                    ----------
             Total Health Care                                                                          25,431
                                                                                                    ----------
             INDUSTRIALS (2.4%)
             ------------------
             AIR FREIGHT & LOGISTICS (0.3%)
    15,000   Sydney Airport Finance Co. Pty. Ltd. (a)                   3.90         3/22/2023          14,521
                                                                                                    ----------
             AIRLINES (1.1%)
    15,375   Air Canada Pass-Through Trust (a)                          4.13         5/15/2025          14,703
    20,000   British Airways plc (a)                                    4.63         6/20/2024          20,250
     5,000   Virgin Australia Trust (a)                                 6.00         4/23/2022           5,068
    10,000   Virgin Australia Trust (a)                                 5.00        10/23/2023          10,250
                                                                                                    ----------
                                                                                                        50,271
                                                                                                    ----------
             AIRPORT SERVICES (0.2%)
    10,000   Heathrow Funding Ltd. (a)                                  4.88         7/15/2021          10,681
                                                                                                    ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
    10,000   CNH Capital, LLC                                           3.88        11/01/2015          10,363
                                                                                                    ----------
             INDUSTRIAL CONGLOMERATES (0.5%)
    10,000   Hutchison Whampoa International Ltd. (a)                   2.00        11/08/2017           9,967
     5,000   Hutchison Whampoa International Ltd. (a)                   4.63         1/13/2022           5,184
     7,000   Smiths Group plc (a)                                       3.63        10/12/2022           6,598
                                                                                                    ----------
                                                                                                        21,749
                                                                                                    ----------
             INDUSTRIAL MACHINERY (0.1%)
     1,500   Ingersoll-Rand Co.                                         9.00         8/15/2021           1,933
                                                                                                    ----------
             Total Industrials                                                                         109,518
                                                                                                    ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)(N)     SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             MATERIALS (2.8%)
             ----------------
             CONSTRUCTION MATERIALS (0.5%)
$   10,000   CRH America, Inc.                                          6.00%        9/30/2016      $   11,276
    10,000   Holcim (US), Inc. (a)                                      6.00        12/30/2019          11,452
                                                                                                    ----------
                                                                                                        22,728
                                                                                                    ----------
             DIVERSIFIED METALS & MINING (0.8%)
     5,000   Anglo American Capital plc (a)                             2.63         9/27/2017           5,016
     2,034   Glencore Canada Corp.                                      5.38         6/01/2015           2,151
     3,000   Glencore Canada Corp.                                      6.00        10/15/2015           3,243
     5,000   Glencore Funding, LLC (a)                                  6.00         4/15/2014           5,114
    10,000   Glencore Funding, LLC (a)                                  2.50         1/15/2019           9,637
     5,000   Rio Tinto Finance (USA) Ltd.                               9.00         5/01/2019           6,557
     5,000   Xstrata Finance Canada Ltd. (a)                            2.85        11/10/2014           5,076
                                                                                                    ----------
                                                                                                        36,794
                                                                                                    ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     8,000   Yara International ASA (a)                                 5.25        12/15/2014           8,334
     2,000   Yara International ASA (a)                                 7.88         6/11/2019           2,422
                                                                                                    ----------
                                                                                                        10,756
                                                                                                    ----------
             GOLD (0.7%)
    10,000   Barrick NA Finance, LLC                                    6.80         9/15/2018          11,576
    20,000   Goldcorp, Inc.                                             3.70         3/15/2023          18,679
                                                                                                    ----------
                                                                                                        30,255
                                                                                                    ----------
             METAL & GLASS CONTAINERS (0.2%)
    10,000   Ardagh Packaging Finance plc (a)                           7.38        10/15/2017          10,800
                                                                                                    ----------
             STEEL (0.4%)
     5,000   ArcelorMittal                                              9.50         2/15/2015           5,500
    10,000   ArcelorMittal                                              6.75         2/25/2022          10,925
                                                                                                    ----------
                                                                                                        16,425
                                                                                                    ----------
             Total Materials                                                                           127,758
                                                                                                    ----------
             UTILITIES (0.9%)
             ----------------
             ELECTRIC UTILITIES (0.6%)
    30,000   Electricite De France S.A. (a)                             5.25                 -(e)       29,543
                                                                                                    ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    10,200   Transalta Corp.                                            6.65         5/15/2018          11,688
                                                                                                    ----------
             Total Utilities                                                                            41,231
                                                                                                    ----------
             Total Eurodollar and Yankee Obligations (cost: $947,453)                                  977,975
                                                                                                    ----------
             FOREIGN GOVERNMENT OBLIGATIONS (0.7%)
CAD 15,000   Province of Alberta                                        2.55        12/15/2022          13,823
CAD 20,000   Province of Ontario                                        2.85         6/02/2023          18,475
                                                                                                    ----------
             Total Foreign Government Obligations (cost: $34,613)                                       32,298
                                                                                                    ----------
             ASSET-BACKED SECURITIES (3.4%)

             ASSET-BACKED FINANCING (3.4%)
     2,833   Access Group, Inc.                                         0.50 (d)     4/25/2029           2,779
    10,000   AESOP Funding II, LLC (a)                                  3.41        11/20/2017          10,551
     3,100   AmeriCredit Automobile Receivables Trust                   2.76         5/09/2016           3,138
     6,000   AmeriCredit Automobile Receivables Trust                   4.20        11/08/2016           6,218
     2,156   Ari Fleet Lease Trust (a)                                  0.72 (d)     3/15/2020           2,161
     3,640   ARL First, LLC (a),(h)                                     1.92 (d)    12/15/2042           3,663
     9,334   Arran Residential Mortgages Funding plc (a)                1.71 (d)    11/19/2047           9,437
     1,829   Centre Point Funding, LLC (a)                              5.43         7/20/2016           1,897
     5,414   CIT Equipment Collateral (a)                               1.10         8/22/2016           5,421

================================================================================

11  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$    2,000   CIT Equipment Collateral (a)                               1.69%        8/22/2016      $    2,004
     5,000   Citibank Credit Card Issuance Trust                        5.10        11/20/2017           5,449
     2,000   Citibank Credit Card Issuance Trust                        5.35         2/07/2020           2,311
     1,613   Enterprise Fleet Financing, LLC (a)                        1.44        10/20/2016           1,614
     3,736   Enterprise Fleet Financing, LLC (a)                        1.62         5/20/2017           3,750
     3,285   Enterprise Fleet Financing, LLC (a)                        1.14        11/20/2017           3,291
     7,145   Fosse Master Issuer plc (a)                                1.65 (d)    10/18/2054           7,197
     2,629   GE Equipment Small Ticket LLC (a)                          0.85        11/21/2014           2,632
     8,609   Gracechurch Mortgage Financing plc (a)                     1.81 (d)    11/20/2056           8,724
    10,000   Hertz Vehicle Financing, LLC (a)                           5.93         3/25/2016          10,493
     3,913   Holmes Master Issuer plc (a)                               1.64 (d)    10/15/2054           3,930
     4,122   Holmes Master Issuer plc (a)                               1.79 (d)    10/15/2054           4,167
    10,000   Permanent Master Issuer plc (a)                            1.64 (d)     7/15/2042          10,025
    15,000   Permanent Master Issuer plc (a)                            1.79 (d)     7/15/2042          15,175
     5,789   Prestige Auto Receivables Trust "B" (a)                    2.87         7/16/2018           5,815
     4,150   Rental Car Finance Corp. (a)                               4.38         2/25/2016           4,260
       860   Santander Drive Auto Receivables Trust (a)                 1.48         5/15/2017             862
     3,402   SLM Student Loan Trust                                     0.79 (d)    10/25/2038           2,999
     8,633   SLM Student Loan Trust                                     0.47 (d)     1/25/2041           7,106
     2,822   Wheels SPV, LLC (a)                                        1.19         3/20/2021           2,829
     2,000   Wheels SPV, LLC (a)                                        1.53         3/20/2021           2,019
                                                                                                    ----------
                                                                                                       151,917
                                                                                                    ----------
             Total Asset-Backed Securities (cost: $147,920)                                            151,917
                                                                                                    ----------
             COMMERCIAL MORTGAGE SECURITIES (9.7%)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (8.8%)
     5,125   Banc of America Commercial Mortgage, Inc.                  5.29        11/10/2042           5,413
     5,000   Banc of America Commercial Mortgage, Inc.                  5.86         7/10/2044           5,176
     4,467   Banc of America Commercial Mortgage, Inc.                  5.91         5/10/2045           4,611
     7,000   Banc of America Commercial Mortgage, Inc.                  5.33        10/10/2045           7,353
     4,501   Bear Stearns Commercial Mortgage Securities, Inc.          5.44         3/11/2039           4,559
     8,000   Bear Stearns Commercial Mortgage Securities, Inc.          4.99         9/11/2042           8,345
    15,000   Citigroup/Deutsche Bank Commercial Mortgage Trust          5.22         7/15/2044          15,839
    12,000   Commercial Mortgage Trust                                  5.12         6/10/2044          12,719
     8,600   Commercial Mortgage Trust                                  3.25        10/15/2045           8,343
     5,425   Commercial Mortgage Trust (a)                              3.42        10/15/2045           5,340
     6,000   Commercial Mortgage Trust                                  2.77        12/10/2045           5,735
     4,000   Commercial Mortgage Trust                                  3.61         6/10/2046           4,053
    10,000   Commercial Mortgage Trust                                  5.35        12/10/2046          11,051
     3,000   Credit Suisse Commercial Mortgage Trust                    5.39         2/15/2039           3,213
     8,700   Credit Suisse First Boston Mortgage Securities Corp.       5.10         8/15/2038           9,252
     8,572   Credit Suisse First Boston Mortgage Securities Corp.       5.23        12/15/2040           9,126
     5,000   GE Capital Commercial Mortgage Corp.                       5.46         3/10/2044           4,814
     2,042   GE Capital Commercial Mortgage Corp.                       5.46         3/10/2044           2,045
     4,000   GE Capital Commercial Mortgage Corp.                       5.07         7/10/2045           4,250
     7,000   GMAC Commercial Mortgage Securities Inc.                   5.29        11/10/2045           7,434
    13,500   GS Mortgage Securities Corp. II                            5.62         4/10/2038          14,671
     3,000   GS Mortgage Securities Corp. II                            5.74         8/10/2038           2,980
    10,264   GS Mortgage Securities Corp. II                            4.78         7/10/2039          10,411
     6,000   GS Mortgage Securities Corp. II                            3.21         5/10/2045           6,259
     5,000   GS Mortgage Securities Corp. II                            3.38         5/10/2045           5,084
     5,000   GS Mortgage Securities Trust                               3.28         2/10/2046           4,841
     5,000   GS Mortgage Securities Trust (a)                           3.68         2/10/2046           4,872
     5,000   GS Mortgage Securities Trust                               4.24         8/10/2046           5,299
     5,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.84         7/15/2042           5,181
     6,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.00        10/15/2042           6,391

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$    6,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                         5.04%       10/15/2042      $    6,152
     4,063   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                         5.49         4/15/2043           4,190
     2,996   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                         5.81         6/12/2043           3,269
    10,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                         5.20        12/15/2044          10,723
     4,174   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                         5.86         4/15/2045           4,354
     5,697   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                         4.82         5/15/2045           6,074
     4,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                         5.48         5/15/2045           4,172
    10,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                         4.27         6/15/2045          10,510
     1,642   J.P. Morgan Chase Commercial Mortgage
                    Securities Corp. (a)                                1.87         2/15/2046           1,650
       252   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                         4.63         3/15/2046             252
    10,000   J.P. Morgan Chase Commercial Mortgage
               Securities Trust                                         5.37         5/15/2047          10,790
    10,000   LB-UBS Commercial Mortgage Trust                           4.95         9/15/2030          10,504
     5,000   LB-UBS Commercial Mortgage Trust                           5.38        11/15/2038           5,441
     4,124   LB-UBS Commercial Mortgage Trust                           5.34         9/15/2039           4,317
     9,450   LB-UBS Commercial Mortgage Trust                           5.32        11/15/2040          10,005
     3,087   Merrill Lynch Mortgage Trust                               5.02         7/12/2038           3,160
    10,643   Merrill Lynch Mortgage Trust                               5.14         7/12/2038          11,099
     3,535   Morgan Stanley Capital I, Inc.                             5.80         8/12/2041           3,643
     5,350   Morgan Stanley Capital I, Inc.                             5.17         1/14/2042           5,513
     8,499   Morgan Stanley Capital I, Inc.                             5.37        12/15/2043           9,332
       731   Morgan Stanley Capital I, Inc.                             4.85         6/12/2047             736
     2,554   Morgan Stanley Capital I, Inc.                             5.17        10/12/2052           2,594
     5,000   Timberstar Trust (a)                                       5.88        10/15/2036           5,436
     8,000   UBS Commercial Mortgage Trust                              4.17         5/10/2045           8,326
    15,000   UBS Commercial Mortgage Trust                              4.82         5/10/2045          15,933
    10,000   Wachovia Bank Commercial Mortgage Trust                    5.08         3/15/2042          10,422
     2,829   Wachovia Bank Commercial Mortgage Trust                    4.81         4/15/2042           2,891
       821   Wachovia Bank Commercial Mortgage Trust                    5.58         3/15/2045             826
     4,850   Wachovia Bank Commercial Mortgage Trust                    5.57        10/15/2048           5,339
     5,000   WF-RBS Commercial Mortgage Trust                           3.35         5/15/2045           4,851
    10,000   WF-RBS Commercial Mortgage Trust                           4.09         6/15/2045          10,384
                                                                                                    ----------
                                                                                                       397,548
                                                                                                    ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.9%)
    49,560   Commercial Mortgage Pass-Through
               Certificates, acquired 5/22/2012; cost $6,870(g)         2.24         5/15/2045           6,162
    73,934   Commercial Mortgage Trust, acquired
               11/06/2012; cost $9,911(g)                               2.01        10/15/2045           8,873
    40,172   GS Mortgage Securities Corp. II, acquired
               5/18/2012; cost $6,138(g)                                2.61         5/10/2045           5,391
   190,667   GS Mortgage Securities Trust X1, acquired
               6/27/2013; cost $4,998(a),(g)                            0.40         5/03/2032           5,020
    63,822   UBS Commercial Mortgage Trust, acquired
               9/26/2012; cost $9,833(a),(g)                            2.34         5/10/2045           8,624
    35,547   Wells Fargo Commercial Mortgage Trust,
               acquired 9/21/2012; cost $4,931(a),(g)                   2.14        10/15/2045           4,348
                                                                                                    ----------
                                                                                                        38,418
                                                                                                    ----------
             Total Commercial Mortgage Securities (cost: $415,355)                                     435,966
                                                                                                    ----------

================================================================================

13  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES (3.9%)(j)

             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.0%)
$   74,545   Freddie Mac (+)                                            1.59%       10/25/2018      $    5,116
    70,943   Freddie Mac (+)                                            1.54         3/25/2019           5,015
    63,304   Freddie Mac (+)                                            1.46         1/25/2022           5,716
    99,069   Freddie Mac (+)                                            1.47         5/25/2022           9,564
    75,343   Freddie Mac (+)                                            1.51         6/25/2022           7,577
    98,915   Freddie Mac (+)                                            1.05        11/25/2022           7,251
    72,327   Freddie Mac (+)                                            0.90        10/25/2022           4,540
                                                                                                    ----------
                                                                                                        44,779
                                                                                                    ----------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES(2.7%)
    18,834   Fannie Mae (+)                                             2.50         2/01/2028          19,084
     4,806   Fannie Mae (+)                                             5.00         6/01/2033           5,248
     2,103   Fannie Mae (+)                                             5.50         7/01/2021           2,284
     5,131   Fannie Mae (+)                                             5.50         9/01/2035           5,607
     2,153   Fannie Mae (+)                                             5.50        10/01/2035           2,351
     1,421   Fannie Mae (+)                                             5.50         1/01/2036           1,552
     3,034   Fannie Mae (+)                                             5.50         4/01/2036           3,314
     2,712   Fannie Mae (+)                                             5.50         2/01/2037           2,961
     3,217   Fannie Mae (+)                                             5.50         3/01/2037           3,517
     1,611   Fannie Mae (+)                                             5.50        11/01/2037           1,758
     5,974   Fannie Mae (+)                                             5.50         5/01/2038           6,516
     3,742   Fannie Mae (+)                                             6.00         5/01/2036           4,109
     2,049   Fannie Mae (+)                                             6.00         6/01/2036           2,239
     3,559   Fannie Mae (+)                                             6.00         8/01/2037           3,890
       610   Fannie Mae (+)                                             6.50         4/01/2031             697
         7   Fannie Mae (+)                                             6.50         7/01/2031               8
     1,093   Fannie Mae (+)                                             6.50         3/01/2032           1,244
        26   Fannie Mae (+)                                             7.00        10/01/2022              29
        13   Fannie Mae (+)                                             7.00         3/01/2023              15
        40   Fannie Mae (+)                                             7.00         4/01/2023              42
    18,512   Freddie Mac (+)                                            3.50         5/01/2042          18,972
       920   Freddie Mac (+)                                            5.00         6/01/2020             983
     2,265   Freddie Mac (+)                                            5.00         1/01/2021           2,413
     2,700   Freddie Mac (+)                                            5.50        11/01/2020           2,939
       739   Freddie Mac (+)                                            5.50        12/01/2020             778
     2,112   Freddie Mac (+)                                            5.50        12/01/2035           2,297
     1,435   Freddie Mac (+)                                            5.50         4/01/2036           1,554
     5,942   Government National Mortgage Assn. I                       5.00         8/15/2033           6,675
       114   Government National Mortgage Assn. I                       6.00         8/15/2028             126
     2,782   Government National Mortgage Assn. I                       6.00         9/15/2028           3,085
       293   Government National Mortgage Assn. I                       6.00         9/15/2028             325
       397   Government National Mortgage Assn. I                       6.00         9/15/2028             440
       683   Government National Mortgage Assn. I                       6.00        10/15/2028             756
       165   Government National Mortgage Assn. I                       6.00         1/15/2029             183
        54   Government National Mortgage Assn. I                       6.00         1/15/2029              59
       326   Government National Mortgage Assn. I                       6.00         1/15/2029             363
       517   Government National Mortgage Assn. I                       6.00         1/15/2033             579
        19   Government National Mortgage Assn. I                       6.50         6/15/2023              21
        40   Government National Mortgage Assn. I                       6.50         7/15/2023              45
       227   Government National Mortgage Assn. I                       6.50         7/15/2023             254
        73   Government National Mortgage Assn. I                       6.50         9/15/2023              82
       231   Government National Mortgage Assn. I                       6.50        10/15/2023             259
       244   Government National Mortgage Assn. I                       6.50        10/15/2023             274
        34   Government National Mortgage Assn. I                       6.50        10/15/2023              38
       470   Government National Mortgage Assn. I                       6.50        12/15/2023             528
       238   Government National Mortgage Assn. I                       6.50        12/15/2023             267
        92   Government National Mortgage Assn. I                       6.50         1/15/2024             103
       236   Government National Mortgage Assn. I                       6.50         2/15/2024             264
        89   Government National Mortgage Assn. I                       6.50         4/15/2026             100

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$      514   Government National Mortgage Assn. I                       6.50%        5/15/2028      $      577
       776   Government National Mortgage Assn. I                       6.50        10/15/2031             877
        48   Government National Mortgage Assn. I                       7.00         5/15/2023              54
        73   Government National Mortgage Assn. I                       7.00         5/15/2023              82
        64   Government National Mortgage Assn. I                       7.00         5/15/2023              73
        69   Government National Mortgage Assn. I                       7.00         5/15/2023              77
       168   Government National Mortgage Assn. I                       7.00         6/15/2023             189
       131   Government National Mortgage Assn. I                       7.00         6/15/2023             146
       184   Government National Mortgage Assn. I                       7.00         8/15/2023             203
        47   Government National Mortgage Assn. I                       7.00         8/15/2023              52
       168   Government National Mortgage Assn. I                       7.00         8/15/2023             186
        31   Government National Mortgage Assn. I                       7.00         8/15/2023              35
       100   Government National Mortgage Assn. I                       7.00         9/15/2023             110
        46   Government National Mortgage Assn. I                       7.00         1/15/2026              50
        32   Government National Mortgage Assn. I                       7.00         3/15/2026              36
        16   Government National Mortgage Assn. I                       7.00         3/15/2026              18
       337   Government National Mortgage Assn. I                       7.00        10/15/2027             386
       427   Government National Mortgage Assn. I                       7.00         6/15/2029             486
       201   Government National Mortgage Assn. I                       7.00         6/15/2029             227
       116   Government National Mortgage Assn. I                       7.00         7/15/2029             131
       377   Government National Mortgage Assn. I                       7.00         8/15/2031             448
       162   Government National Mortgage Assn. I                       7.00         7/15/2032             187
       238   Government National Mortgage Assn. I                       7.50         7/15/2023             269
       282   Government National Mortgage Assn. I                       7.50         6/15/2026             322
       140   Government National Mortgage Assn. I                       7.50         6/15/2026             159
       146   Government National Mortgage Assn. I                       7.50         7/15/2026             166
       206   Government National Mortgage Assn. I                       7.50         5/15/2027             236
       251   Government National Mortgage Assn. I                       7.50         2/15/2028             302
       220   Government National Mortgage Assn. I                       7.50        12/15/2028             262
       195   Government National Mortgage Assn. I                       7.50         8/15/2029             222
     1,166   Government National Mortgage Assn. II                      5.50         4/20/2033           1,288
     1,104   Government National Mortgage Assn. II                      6.00         8/20/2032           1,227
       786   Government National Mortgage Assn. II                      6.00         9/20/2032             874
       346   Government National Mortgage Assn. II                      6.50         8/20/2031             405
                                                                                                    ----------
                                                                                                       121,589
                                                                                                    ----------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.2%)
    10,000   Totem Ocean Trailer Express, Inc., Title XI                6.37         4/15/2028          11,463
                                                                                                    ----------
             Total U.S. Government Agency Issues (cost: $168,763)                                      177,831
                                                                                                    ----------
             U.S. TREASURY SECURITIES (10.9%)

             BONDS (2.1%)
    40,000   2.75%, 8/15/2042                                                                           33,556
    10,000   2.75%, 11/15/2042                                                                           8,374
    30,000   3.88%, 8/15/2040                                                                           31,632
    20,000   4.25%, 11/15/2040                                                                          22,425
                                                                                                    ----------
                                                                                                        95,987
                                                                                                    ----------
             INFLATION-INDEXED NOTES (1.5%)
    55,832   2.38%, 1/15/2025                                                                           66,932
                                                                                                    ----------
             NOTES (7.3%)
    20,000   1.63%, 8/15/2022                                                                           18,791
    20,000   1.63%, 11/15/2022                                                                          18,675
    25,000   2.00%, 2/15/2022                                                                           24,493
    10,000   2.00%, 2/15/2023                                                                            9,604
    25,000   2.63%, 8/15/2020                                                                           26,231
    55,000   2.63%, 11/15/2020                                                                          57,529
    15,000   3.38%, 11/15/2019                                                                          16,529

================================================================================

15  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$   55,000   3.50%, 5/15/2020                                                                       $   60,932
    85,000   3.63%, 2/15/2020                                                                           94,871
                                                                                                    ----------
                                                                                                       327,655
                                                                                                    ----------
             Total U.S. Treasury Securities (cost: $463,485)                                           490,574
                                                                                                    ----------
             MUNICIPAL BONDS (6.2%)

             AIRPORT/PORT (1.4%)
    17,000   Chicago Midway Airport                                     3.53 %       1/01/2041(k)       17,624
     5,000   Chicago O'Hare International Airport                       5.00         1/01/2021           5,562
    12,570   Dallas-Fort Worth International Airport Facilities         4.00        11/01/2021          13,174
     2,265   Dallas-Fort Worth International Airport Facilities         4.44        11/01/2021           2,340
     5,000   Port of Oakland                                            4.50         5/01/2030           4,786
    11,700   Port of Oakland                                            4.50         5/01/2032          10,946
     2,385   Port of Seattle                                            3.00         8/01/2015           2,493
     4,350   Port of Seattle                                            4.00         8/01/2016           4,735
                                                                                                    ----------
             Total Airport/Port                                                                         61,660
                                                                                                    ----------
             APPROPRIATED DEBT (0.8%)
     5,600   Brevard County School Board                                1.70         7/01/2017           5,482
     3,250   Jacksonville                                               2.00        10/01/2019           3,120
     3,000   Jacksonville                                               2.37        10/01/2020           2,891
     5,000   Kannapolis Ltd.                                            7.28         3/01/2027           5,215
    10,000   Miami-Dade County School Board                             5.38         5/01/2031          10,742
     1,240   New Jersey EDA                                             5.18        11/01/2015           1,272
     6,000   Palm Beach County School Board                             5.40         8/01/2025           6,406
       850   Placentia Yorba Linda USD                                  5.40         8/01/2021             911
                                                                                                    ----------
                                                                                                        36,039
                                                                                                    ----------
             CASINOS & GAMING (0.1%)
     6,363   Mashantucket (Western) Pequot Tribe (a),(l)                7.35         7/01/2026           4,282
                                                                                                    ----------
             COMMUNITY SERVICE (0.1%)
     2,750   Art Institute of Chicago                                   3.23         3/01/2022           2,682
                                                                                                    ----------
             EDUCATION (0.6%)
     2,000   Austin Texas Community College District Public Auth.       6.91         8/01/2035           2,464
     9,520   Indiana State                                              2.13         7/15/2019           9,344
    10,000   New Jersey EDA                                             5.25         9/01/2022          11,592
     2,000   Torrance USD                                               5.52         8/01/2021           2,190
                                                                                                    ----------
                                                                                                        25,590
                                                                                                    ----------
             ELECTRIC UTILITIES (0.2%)
     5,000   Appling County Dev. Auth                                   2.40         1/01/2038(k)        4,807
     5,000   Burke County Dev. Auth.                                    1.25         1/01/2052(k)        5,002
                                                                                                    ----------
                                                                                                         9,809
                                                                                                    ----------
             ELECTRIC/GAS UTILITIES (0.6%)
     2,000   Jackson Energy Auth.                                       2.90         4/01/2022           1,895
     2,745   Jackson Energy Auth.                                       3.05         4/01/2023           2,582
     3,915   Jackson Energy Auth.                                       3.20         4/01/2024           3,671
    10,000   Long Island Power Auth.                                    5.25         5/01/2022          10,608
     2,500   Pedernales Electric Cooperative, Inc. (a)                  5.95        11/15/2022           2,789
     4,615   Piedmont Municipal Power Agency                            4.34         1/01/2017           4,670
                                                                                                    ----------
                                                                                                        26,215
                                                                                                    ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             ESCROWED BONDS (0.0%)
$    1,000   New Jersey Turnpike Auth. (INS)(PRE)                       4.25%        1/01/2016      $    1,038
                                                                                                    ----------
             GENERAL OBLIGATION (0.8%)
     1,250   City and County of Honolulu                                2.51        11/01/2022           1,184
     5,000   City and County of Honolulu                                2.51        11/01/2022           4,724
       900   City and County of Honolulu                                2.81        11/01/2023             842
       730   City and County of Honolulu                                2.91        11/01/2024             671
       680   City and County of Honolulu                                3.06        11/01/2025             626
       775   City and County of Honolulu                                3.16        11/01/2026             714
       625   City and County of Honolulu                                3.26        11/01/2027             577
       690   City and County of Honolulu                                3.36        11/01/2028             633
     1,250   Las Virgenes USD                                           5.54         8/01/2025           1,353
     2,200   Marin County (INS)                                         4.89         8/01/2016           2,377
     1,800   State of Mississippi                                       2.83        12/01/2024           1,702
     2,000   State of Mississippi                                       3.03        12/01/2025           1,886
    10,000   State of Washington                                        5.25         2/01/2036          10,779
    10,000   Town of Stratford                                          5.75         8/15/2030          10,050
                                                                                                    ----------
                                                                                                        38,118
                                                                                                    ----------
             HOSPITAL (0.3%)
    10,000   Rochester Health Care Facilities                           4.50        11/15/2038(k)       11,208
                                                                                                    ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.6%)
     9,000   Colony Local Dev. Corp. (INS)                              4.38        10/01/2033           8,328
     5,000   Maine Municipal Bond Bank                                  4.25         6/01/2023           5,142
     5,000   New Jersey Transportation Trust Fund Auth.
               (INS)                                                    5.25        12/15/2022           5,903
     3,320   New Jersey Transportation Trust Fund Auth.                 5.50        12/15/2022           3,985
     5,000   New York City Transitional Finance Auth.                   5.00         2/01/2035           5,308
                                                                                                    ----------
                                                                                                        28,666
                                                                                                    ----------
             TOLL ROADS (0.3%)
    11,935   New Jersey Turnpike Auth. (INS)                            4.25         1/01/2016          12,364
     3,000   North Texas Tollway Auth.                                  5.00         9/01/2031           3,210
                                                                                                    ----------
                                                                                                        15,574
                                                                                                    ----------
             WATER/SEWER UTILITY (0.4%)
     5,000   Houston Utility System                                     5.00        11/15/2033           5,276
    10,825   New York Municipal Water Finance Auth.                     5.25         6/15/2040          11,427
     2,500   Tohopekaliga Water Auth.                                   5.25        10/01/2036           2,669
                                                                                                    ----------
                                                                                                        19,372
                                                                                                    ----------
             Total Municipal Bonds (cost: $271,067)                                                    280,253
                                                                                                    ----------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (3.4%)

             COMMON STOCKS (1.5%)

             CONSUMER STAPLES (0.1%)
             -----------------------
             HOUSEHOLD PRODUCTS (0.1%)
    40,000   Kimberly-Clark Corp.                                                                        4,320
                                                                                                    ----------

================================================================================

17  | USAA Income Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             ENERGY (0.3%)
             -------------
             INTEGRATED OIL & GAS (0.3%)
    50,000   Chevron Corp.                                                                $    5,998
    80,000   Royal Dutch Shell plc ADR                                                         5,333
                                                                                          ----------
                                                                                              11,331
                                                                                          ----------
             Total Energy                                                                     11,331
                                                                                          ----------
             FINANCIALS (0.4%)
             -----------------
             DIVERSIFIED BANKS (0.2%)
    50,000   Bank of Montreal                                                                  3,485
    50,000   Canadian Imperial Bank of Commerce                                                4,257
                                                                                          ----------
                                                                                               7,742
                                                                                          ----------
             REITs - MORTGAGE (0.1%)
    89,000   American Capital Agency Corp.                                                     1,933
   280,700   MFA Financial, Inc.                                                               2,080
   213,400   Two Harbors Investment Corp.                                                      1,991
                                                                                          ----------
                                                                                               6,004
                                                                                          ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
   400,000   People's United Financial, Inc.                                                   5,772
                                                                                          ----------
             Total Financials                                                                 19,518
                                                                                          ----------
             HEALTH CARE (0.1%)
             ------------------
             PHARMACEUTICALS (0.1%)
   140,000   Merck & Co., Inc.                                                                 6,313
                                                                                          ----------
             INDUSTRIALS (0.1%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.1%)
   150,000   General Electric Co.                                                              3,921
                                                                                          ----------
             INFORMATION TECHNOLOGY (0.1%)
             -----------------------------
             SEMICONDUCTORS (0.1%)
   125,000   Intel Corp.                                                                       3,054
                                                                                          ----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   270,000   AT&T, Inc.                                                                        9,774
                                                                                          ----------
             UTILITIES (0.2%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
   130,000   Southern Co.                                                                      5,318
                                                                                          ----------
             MULTI-UTILITIES (0.1%)
   200,000   CMS Energy Corp.                                                                  5,492
                                                                                          ----------
             Total Utilities                                                                  10,810
                                                                                          ----------
             Total Common Stocks (cost: $56,213)                                              69,041
                                                                                          ----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL
AMOUNT                                                                                                   MARKET
$(000)/                                                                                                   VALUE
SHARES       SECURITY                                                                                     (000)
---------------------------------------------------------------------------------------------------------------
             PREFERRED STOCKS (1.9%)

             CONSUMER STAPLES (0.5%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.5%)
   200,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                            $    5,721
   172,520   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)                  18,751
                                                                                                     ----------
                                                                                                         24,472
                                                                                                     ----------
             Total Consumer Staples                                                                      24,472
                                                                                                     ----------
             FINANCIALS (1.2%)
             -----------------
             PROPERTY & CASUALTY INSURANCE (0.1%)
    $5,000   Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                               5,225
                                                                                                     ----------
             REITs - INDUSTRIAL (0.5%)
   344,500   ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                           19,852
                                                                                                     ----------
             REITs - OFFICE (0.1%)
   200,000   CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                         4,604
                                                                                                     ----------
             REITs - RESIDENTIAL (0.5%)
   142,500   Equity Residential Properties Trust, depositary shares, Series K, 8.29%, cumulative
             redeemable, perpetual                                                                        8,897
   250,000   Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual                    15,135
                                                                                                     ----------
                                                                                                         24,032
                                                                                                     ----------
             Total Financials                                                                            53,713
                                                                                                     ----------
             INDUSTRIALS (0.1%)
             ------------------
             OFFICE SERVICES & SUPPLIES (0.1%)
     3,000   Pitney Bowes International Holdings, Series F, 6.13%, cumulative redeemable,
             perpetual(a)                                                                                 3,127
                                                                                                     ----------
             UTILITIES (0.1%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
    50,000   Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual                4,984
                                                                                                     ----------
             Total Preferred Stocks (cost: $75,831)                                                      86,296
                                                                                                     ----------
             Total Equity Securities (cost: $132,044)                                                   155,337
                                                                                                     ----------
             MONEY MARKET INSTRUMENTS (0.1%)

             MONEY MARKET FUNDS (0.1%)
 2,241,892   State Street Institutional Liquid Reserve Fund, 0.07% (m)                                    2,242
             Total Money Market Instruments (cost: $2,242)                                                2,242
                                                                                                     ----------

             TOTAL INVESTMENTS (COST: $4,251,844)                                                    $4,470,728
                                                                                                     ==========

================================================================================

19  | USAA Income Fund

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $          --     $ 1,766,335     $         --     $1,766,335
  Eurodollar and Yankee Obligations                      --         977,975               --        977,975
  Foreign Government Obligations                         --          32,298               --         32,298
  Asset-Backed Securities                                --         148,254            3,663        151,917
  Commercial Mortgage Securities                         --         435,966               --        435,966
  U.S. Government Agency Issues                          --         177,831               --        177,831
  U.S. Treasury Securities                          490,574              --               --        490,574
  Municipal Bonds                                        --         280,253               --        280,253
Equity Securities:
  Common Stocks                                      69,041              --               --         69,041
  Preferred Stocks                                       --          86,296               --         86,296
Money Market Instruments:
  Money Market Funds                                  2,242              --               --          2,242
-----------------------------------------------------------------------------------------------------------
Total                                         $     561,857     $ 3,905,208     $      3,663     $4,470,728
-----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                        COMMERCIAL
                                                                         MORTGAGE
                                                                        SECURITIES
------------------------------------------------------------------------------------
Balance as of July 31, 2013                                                  $3,781
Purchases                                                                         -
Sales                                                                          (116)
Transfers into Level 3                                                            -
Transfers out of Level 3                                                          -
Net realized gain (loss) on investments                                           -
Change in net unrealized appreciation/depreciation on investments                (2)
------------------------------------------------------------------------------------
Balance as of October 31, 2013                                               $3,663
------------------------------------------------------------------------------------

For the period of August 1, 2013, through October 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

21  | USAA Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all preferred stocks, which are valued based on methods discussed in Note A2, and certain bonds, which are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully

================================================================================

23  | USAA Income Fund

================================================================================

invested. As of October 31, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $4,984,000; all of which were when-issued securities.

D. As of October 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2013, were $267,672,000 and $48,788,000, respectively, resulting in net unrealized appreciation of $218,884,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $4,509,584,000 at October 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 22.7% of net assets at October 31, 2013.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CAD       Canadian dollars
EDA       Economic Development Authority
PRE       Prerefunded to a date prior to maturity
REIT      Real estate investment trust
Title XI The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.
USD       Unified School District

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         AMBAC Assurance Corp., Berkshire Hathaway Assurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the the Board, unless otherwise noted as illiquid.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933.
    The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees (the Board), unless otherwise noted as illiquid.

================================================================================

25  | USAA Income Fund

================================================================================

(c) At October 31, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2013.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) At October 31, 2013, the aggregate market value of securities purchased on a when-issued basis was $4,984,000.
(g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2013, was $38,418,000, which represented 0.9% of the Fund's net assets.
(h) Security was fair valued at October 31, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $3,663,000, which represented 0.1% of net assets of the Fund.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.
(k) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(l) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(m) Rate represents the money market fund annualized seven-day yield at October 31, 2013.
(n) In U.S. dollars unless otherwise noted.

================================================================================

                                         Notes to Portfolio of Investments |  26




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2013

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/27/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/27/2013
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2013
         ------------------------------